Income Tax (Tables)	12 Months Ended
Aug. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate reconciliation
	August 31 2020 $	August 31 2019 $

Loss before taxes	(3,987,018)	(4,158,413)
Expected income tax recovery	(856,424)	(883,841)
Non-deductible items	200,573	8,544
Change in estimates	92,083	948
Effect of changes in foreign and long-term tax rates	—	—
Change in valuation allowance	566,087	892,013
Total income taxes	2,319	17,664

Schedule of deferred taxes assets and liabilities
	August 31 2020 $	August 31 2019 $
Non-capital losses	5,588,526	5,022,440
Marketable securities	2,300	2,300
Total unrecognized deferred tax assets	5,590,826	5,024,740

Schedule of carryforwards net operating loss
Year	Amount	Canada
2025	76,000	—
2026	508,000	—
2027	1,056,000	—
2028	720,000	—
2029	753,000	—
2030	552,000	—
2031	538,000	—
2032	252,000	—
2033	344,000	—
2034	3,257,000	—
2035	1,934,000	—
2036	1,150,000	—
2037	1,857,000	—
2038	—	—
2039	—	242,000
2040	—	309,000
Indefinite	13,343,000	—
	26,340,000	551,000
Total		26,891,000